CONVERTIBLE NOTES (Details Narrative) - USD ($)											3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 05, 2023	Sep. 13, 2023	Sep. 06, 2023	Mar. 03, 2023	Jan. 01, 2023	Oct. 17, 2022	Sep. 02, 2022	Jul. 28, 2022	Mar. 28, 2022	Mar. 23, 2022	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2022
Short-Term Debt [Line Items]
Net proceeds														$ 225,000	$ 275,000
Number of shares issued for common stock															2,100,000
Number of shares issued for common stock, value												$ 50,000			$ 50,000	15,000
Debt instrument converted amount													49,126	156,310
Unamortized debt discount													25,654		33,034	213,081
Amortization of debt discount														357,376	437,376	458,616
Repayments of related party														$ 318,359	308,248	390,621
Notes payable													2,184,762		2,674,762	1,885,616
Rancho Costa Verde Development, LLC [Member] | International Real Estate Development LLC [Member]
Short-Term Debt [Line Items]
Interest expense													111,250		445,000
Debt instrument, interest rate, stated					12.00%
Debt instrument maturity date					Sep. 30, 2024
Principal amount					$ 8,900,000
Debt instrument, interest rate					5.00%
Debt instrument, periodic payment					$ 2,225,000								$ 2,225,000
Debt instrument, description					The convertible note is convertible commencing on April 1, 2023 at the option of the holder into shares of common stock at a 10% discount to market price. The Company can prepay the convertible note at any time.
Convertible notes payable											$ 8,900,000				8,900,000
Accured interest											$ 556,250				445,000
Rancho Costa Verde Development, LLC [Member] | International Real Estate Development LLC [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Convertion of stock, shares											89,000		89,000
Convertible Debt [Member] | Rancho Costa Verde Development, LLC [Member] | International Real Estate Development LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date					Mar. 31, 2024
Convertible Promissory Note [Member] | Diagonal Note #5 [Member]
Short-Term Debt [Line Items]
Gross proceeds		$ 55,000
Net proceeds		50,000
Debt issuance costs		$ 5,000
Convertible note, percentage		9.00%
Interest expense															1,652
Unamortized debt discount		$ 5,000											$ 0		3,473
Amortization of debt discount													1,527		1,527
Debt instrument, guaranteed		default coupon of 22%
Debt instrument maturity date		Jun. 15, 2024
Debt instrument, convertible, description		The note includes a prepayment feature at a premium of up to 25% from the issuance date and up to 180 days
Unpaid principal and interest, rate		50.00%
Convertible notes payable															55,000
Accured interest															1,652
Convertible Promissory Note [Member] | Diagonal Note #6 [Member]
Short-Term Debt [Line Items]
Gross proceeds			$ 92,000
Net proceeds			75,000
Debt issuance costs			$ 17,000
Convertible note, percentage			10.00%
Interest expense															9,200
Unamortized debt discount			$ 17,000												11,332
Amortization of debt discount															5,668
Debt instrument, guaranteed			default coupon of 22%
Debt instrument maturity date			Sep. 06, 2024
Debt instrument, convertible, description			The note includes a prepayment feature at a premium of up to 25% from the issuance date and up to 180 days
Unpaid principal and interest, rate			50.00%
Convertible notes payable															68,511
Accured interest															9,200
Convertible Promissory Note [Member] | Diagonal Note #7 [Member]
Short-Term Debt [Line Items]
Gross proceeds	$ 61,600
Net proceeds	55,000
Debt issuance costs	$ 6,600
Convertible note, percentage	10.00%
Interest expense															6,160
Unamortized debt discount	$ 6,600														5,811
Amortization of debt discount															789
Debt instrument, guaranteed	default coupon of 22%
Debt instrument maturity date	Sep. 15, 2024
Debt instrument, convertible, description	The note includes a prepayment feature at a premium of up to 25% from the issuance date and up to 180 days
Unpaid principal and interest, rate	50.00%
Convertible notes payable															61,600
Accured interest															6,160
Convertible Promissory Note [Member] | Diagonal Note #1 [Member]
Short-Term Debt [Line Items]
Gross proceeds								$ 85,000
Net proceeds								80,750
Debt issuance costs								$ 4,250
Convertible note, percentage								9.00%
Debt instrument converted amount															$ 15,000
Debt instrument converted amount, shares															242,404
Interest expense															$ 37,900
Unamortized debt discount								$ 4,250							0	2,479
Amortization of debt discount															2,479
Debt instrument, convertible, description								At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed rate or discount to the market price. The note includes a prepayment feature at a premium of 25% from the issuance date and up to 180 days
Unpaid principal and interest, rate								50.00%
Accured interest															0	3,700
Repayments of related party															111,594
Notes payable															0	85,000
Convertible Promissory Note [Member] | Diagonal Note #2 [Member]
Short-Term Debt [Line Items]
Gross proceeds							$ 64,250
Net proceeds							60,000
Debt issuance costs							$ 4,250
Convertible note, percentage							9.00%
Interest expense															16,620
Unamortized debt discount															0	2,833
Amortization of debt discount															42,876
Debt instrument, convertible, description							At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of 25% from the issuance date and up to 180 days
Unpaid principal and interest, rate							50.00%
Accured interest															0	1,900
Repayments of related party							$ 71,000
Notes payable															0	64,250
Repayments of debt							$ 11,798
Convertible Promissory Note [Member] | Diagonal Note #3 [Member]
Short-Term Debt [Line Items]
Gross proceeds						$ 142,276
Net proceeds						122,782
Debt issuance costs						$ 19,494
Convertible note, percentage						10.00%
Interest expense															12,804	14,227
Unamortized debt discount						$ 19,494									0	15,433
Amortization of debt discount															15,433
Debt instrument, guaranteed						guaranteed twelve-month coupon or $14,227
Debt instrument maturity date						Oct. 17, 2023
Convertible notes payable															0	122,488
Accured interest																12,804
Repayments of debt															122,488
Installment payments																	$ 15,650
Interest paid																1,423
Convertible Promissory Note [Member] | Diagonal Note #4 [Member]
Short-Term Debt [Line Items]
Gross proceeds				$ 104,250
Net proceeds				100,000
Debt issuance costs				$ 4,250
Convertible note, percentage				9.00%	12.00%
Unamortized debt discount				$ 4,250											0
Amortization of debt discount															4,250
Debt instrument maturity date				Mar. 03, 2024
Debt instrument, interest rate				22.00%
Debt instrument, description				The note includes a prepayment feature at a premium of up to 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default
Convertible notes payable															0
Repayments of debt															104,250
Convertible Promissory Note [Member] | Mast Hill Fund, L.P [Member]
Short-Term Debt [Line Items]
Gross proceeds										$ 250,000
Net proceeds										211,250
Debt issuance costs										13,750
Original issuance discount										$ 25,000
Convertible note, percentage										16.00%
Monthly installments amount										$ 35,000
Number of shares issued for common stock										225,000
Number of shares issued for common stock, value										$ 101,000
Warrants to purchase shares of common stock										343,750
Warrant exercise price per share										$ 0.80
Warrant term										5 years
Debt conversion price per share										$ 0.35
Debt instrument converted amount															$ 133,096
Debt instrument converted amount, shares															1,664,857
Principal balance owed													250,000		$ 250,000	250,000
Interest expense													$ 9,221		$ 36,884
Debt instrument, interest rate, stated													25.00%		25.00%
Unamortized debt discount										$ 219,832			$ 219,832		$ 0	50,742
Amortization of debt discount													0		0
Accured interest															9,221	23,703
Default penalty															0	68,426
Default penalty															6,904
Debt instrument, debt default, amount															75,289
Interest expense, amortized															50,742
Convertible Promissory Note [Member] | Blue Lake Partners LLC [Member]
Short-Term Debt [Line Items]
Gross proceeds									$ 250,000
Net proceeds									211,250
Debt issuance costs									13,750
Original issuance discount									$ 25,000
Convertible note, percentage									16.00%
Monthly installments amount									$ 35,000
Number of shares issued for common stock									225,000
Number of shares issued for common stock, value									$ 101,000
Warrants to purchase shares of common stock									343,750
Warrant exercise price per share									$ 0.80
Warrant term									5 years
Debt conversion price per share									$ 0.35
Principal balance owed													$ 250,000		250,000	250,000
Interest expense															$ 17,867
Debt instrument, interest rate, stated													25.00%		25.00%
Unamortized debt discount									$ 219,607				$ 219,607		$ 0	53,097
Amortization of debt discount															53,097
Interest expense, unamortized													$ 0		0
Accured interest															41,207	23,400
Default penalty															$ 97,195	$ 97,195